Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital [member]	Accumulated deficit [member]	Accumulated other comprehensive loss [member]	Non- controlling interests [member]
Beginning Balance at Dec. 31, 2019	$ 278,515	$ 291,723	$ (132,474)		$ 119,266
Exercise of options and warrants	3,238	3,238
Equity-based compensation	8,565	8,565
Employee taxes on certain share-based payment arrangements	2,825	2,825
Change in ownership interest	(249)				(249)
Income tax reserve	(115)		(115)
Payable pursuant to tax receivable agreements	(823)	(823)
Tax benefit from shareholder redemptions	967	967
Equity issued related to acquisitions	436,168	436,168
Distributions to non-controlling interest holders	(66,395)	(49,602)			(16,793)
Equity issuances	6,054	6,054
Cresco LLC shares redeemed		103,149	(93,634)		(9,515)
Foreign currency translation	(647)			$ (647)
Net income (loss)	(92,771)		(102,157)		9,386
Ending Balance at Dec. 31, 2020	575,332	802,264	(328,380)	(647)	102,095
Exercise of options and warrants	6,947	6,947
Equity-based compensation	28,215	28,215
Employee taxes on certain share-based payment arrangements	11,458	11,458
Income tax reserve	311		311
Payable pursuant to tax receivable agreements	(1,803)	(1,803)
Tax benefit from shareholder redemptions	1,983	1,983
Equity issued related to acquisitions	380,452	380,452
Private placement issuance, net of costs	123,469	123,469
Distributions to non-controlling interest holders	(47,708)	25,877	(1,985)		(71,600)
Equity issuances	15,521	15,521
Cresco LLC shares redeemed		203,332	(192,256)		(11,076)
Foreign currency translation	393			393
Net income (loss)	(296,834)		(319,597)		22,763
Ending Balance at Dec. 31, 2021	$ 797,736	$ 1,597,715	$ (841,907)	$ (254)	$ 42,182